Label	Element	Value
Lord Abbett Convertible Fund
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LORD ABBETT INVESTMENT TRUST

Lord Abbett Convertible Fund

Supplement dated July 31, 2018 to the Summary Prospectus and Prospectus each dated April 1, 2018, as supplemented thereafter

This supplement updates certain information contained in Lord Abbett Convertible Fund’s (the “Fund”) summary prospectus and prospectus. Please review this important information carefully.

Principal Investment Strategies – Summary Prospectus Change

The first paragraph under the section titled “Principal Investment Strategies” in the Fund’s summary prospectus will be replaced in its entirety with the following:

Under normal conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a diversified portfolio of convertible securities issued by U.S. and foreign companies. Convertible securities may include corporate bonds, debentures, notes, preferred stocks, and any other securities that can be exchanged for equity securities or provide an opportunity for equity participation. For purposes of this 80% policy, the Fund also may invest in synthetic convertible securities and convertible structured notes created by other parties such as investment banks.

Principal Investment Strategies – Prospectus Change

The first paragraph of information relating to the Fund under the section titled “More Information About the Funds – Principal Investment Strategies” in the Fund’s prospectus will be replaced in its entirety with the following:

Under normal conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a diversified portfolio of convertible securities issued by U.S. and foreign companies. For purposes of this 80% policy, the Fund may also gain exposure to convertible securities through derivatives or other ‘synthetic’ means. The Fund will provide shareholders with at least 60 days’ notice of any change in this policy.

Please retain this document for your future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	Lord Abbett Convertible Fund